Insurance contracts in the financial services business - Summary of methods and main inputs used to measure insurance contracts (Detail)	Mar. 31, 2025
Mortailty Rate [Member]
Disclosure of inputs to methods used to measure contracts within scope of IFRS 17 [line items]
Weighted Average Percentage To Measure Insurance Contracts	1.03%
Lapse And Surrender Rate [Member]
Disclosure of inputs to methods used to measure contracts within scope of IFRS 17 [line items]
Weighted Average Percentage To Measure Insurance Contracts	3.80%